Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Unvested at beginning period, Shares	91	214	594
Granted shares	1,598
Vested, Shares	(81)	(123)	(311)
Forfeited, Shares	(127)		(69)
Unvested at ending period, Shares	1,481	91	214
Weighted Average Grant Date Fair Value
Unvested at beginning period, Weighted Average Grant Date Fair Value	$ 2.90	$ 2.70	$ 2.15
Granted, Weighted Average Grant Date Fair Value	22.49
Vested, Weighted Average Grant Date Fair Value	2.86	2.56	1.88
Forfeited, Weighted Average Grant Date Fair Value	24.10		1.31
Unvested at ending period, Weighted Average Grant Date Fair Value	$ 22.22	$ 2.90	$ 2.70
Weighted average remaining contractual life	9 years 6 months 29 days	2 years 10 months 24 days